CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating Activities
Net Loss	$ (8,638,692)	$ (1,981,228)	$ (11,963,038)	$ (8,553,281)
Adjustments to reconcile deficit accumulated for noncash items
Depreciation expense	737,703	747,015	1,505,944	1,320,594
Derivative revaluations (gain) loss	0	(1,217)	(1,217)	(14,626)
Change in value of senior warrants, gain	1,614,056	(1,555,300)	(2,419,568)	0
Change in value conversion feature senior notes, gain	(32)	(1,391,847)	(1,511,968)	0
Debt discount amortization expense	779,929	717,728	3,771,948	0
Interest accrued, convertible notes	519,277	197,224	1,180,870	0
Debt discount amortization expense on subordinated note			81,368	0
Extinguishment loss on senior notes conversion	1,325,839	195,500	1,957,689	0
Amortization deferred finance costs	66,930	129,955	601,486	0
Warrants issued for placement agent fees	58,669	0
Stock based compensation expense	77,537	132,969	201,757	445,966
Changes in operating assets & liabilities
Accounts receivable	325,456	409,543	208,827	(462,053)
Other receivables				140,389
Other current assets	(96,207)	(125,506)	(19,150)	(27,673)
Inventory, net	565,853	5,384	588,154	(121,618)
Accounts payable	139,568	(55,008)	(161,166)	61,145
Other current liabilities	28,678	167,922	43,507	(141,742)
Accrued interest	23,357	12,000	52,001	0
Deferred revenue	(180,551)	(169,967)	(339,933)	(311,667)
Cash (used) by operating activities	(2,652,630)	(2,564,833)	(6,222,489)	(7,664,566)
Investing Activities
Other receivables	29,000	6,000	12,000	12,000
Capital expenditures	(92,331)	(120,164)	(241,439)	(866,472)
Net cash used by investing activities	(63,331)	(114,164)	(229,439)	(854,472)
Financing Activities
Repayment of note payable	(57,029)	(64,489)	(120,670)	(99,089)
Proceeds from senior and subordinated convertible notes	0	10,000,000	10,000,000	0
Repayment of subordinated convertible note	(200,000)	0
Payment of debt issuance costs	0	(443,110)	(482,424)	0
Amount deposited into restricted cash account	3,780,341	(6,000,000)	(3,780,341)	0
Net proceeds from sale of common stock				8,634,881
Cash provided by financing activities	3,523,312	3,492,401	5,616,565	8,535,792
Net increase in cash and cash equivalents	807,351	813,404	(835,363)	16,758
Effect of exchange rate on cash	(2)	64	65	(4)
Cash and cash equivalents - beginning	1,169,093	2,004,391	2,004,391	1,987,637
Cash and cash equivalents - ending	1,976,442	2,817,859	1,169,093	2,004,391
Supplemental Schedule of Cash Flow Information:
Cash paid for interest:	22,321	11,487	19,405	17,595
Supplemental Schedule of Non Cash Investing and Financing Activities:
Interest accrued converted into debt principal	66,049	0
Common stock issued for principal payments on senior notes	2,725,000	1,195,000	6,275,000
Warrants issued for placement agent fees			$ 172,804